UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09013
Investment Company Act File Number
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 133.7%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 3.0%
		ACTS Aero Technical Support & Service, Inc.
	25	Term Loan, 11.25%, Maturing March 12, 2013	$25,061
	62	Term Loan - Second Lien, 8.50%, Maturing March 12, 2015(2)	57,607
		AWAS Capital, Inc.
	872	Term Loan - Second Lien, 6.31%, Maturing March 22, 2013	695,915
		Booz Allen Hamilton, Inc.
	249	Term Loan, 6.00%, Maturing July 31, 2015	251,089
		DAE Aviation Holdings, Inc.
	217	Term Loan, 4.00%, Maturing July 31, 2014	204,208
	223	Term Loan, 4.00%, Maturing July 31, 2014	209,807
		Evergreen International Aviation
	564	Term Loan, 10.50%, Maturing October 31, 2011(2)	478,238
		Hawker Beechcraft Acquisition
	1,501	Term Loan, 2.26%, Maturing March 26, 2014	1,267,633
	89	Term Loan, 2.29%, Maturing March 26, 2014	75,395
		Hexcel Corp.
	383	Term Loan, 6.50%, Maturing May 21, 2014	386,387
		IAP Worldwide Services, Inc.
	446	Term Loan, 9.25%, Maturing December 30, 2012(2)	423,438
		Spirit AeroSystems, Inc.
	612	Term Loan, 2.00%, Maturing December 31, 2011	606,467
		TransDigm, Inc.
	1,375	Term Loan, 2.28%, Maturing June 23, 2013	1,354,590
		Vought Aircraft Industries, Inc.
	467	Term Loan, 7.50%, Maturing December 17, 2011	468,322
	212	Term Loan, 7.50%, Maturing December 22, 2011	211,904
		Wesco Aircraft Hardware Corp.
	945	Term Loan, 2.50%, Maturing September 29, 2013	929,915

			$7,645,976

Air Transport — 0.9%
		Airport Development and Investment, Ltd.
GBP	783	Term Loan - Second Lien, 4.85%, Maturing April 7, 2011	$1,151,419
		Delta Air Lines, Inc.
	1,122	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	1,030,883

			$2,182,302

Automotive — 4.9%
		Accuride Corp.
	862	Term Loan, 9.75%, Maturing June 30, 2013	$866,221
		Adesa, Inc.
	920	Term Loan, 3.00%, Maturing October 18, 2013	896,914
		Allison Transmission, Inc.
	1,544	Term Loan, 3.00%, Maturing August 7, 2014	1,472,454
		Dayco Products, LLC
	225	Term Loan, 10.50%, Maturing November 13, 2014	219,425
	32	Term Loan, 12.50%, Maturing November 13, 2014(2)	31,499
		Federal-Mogul Corp.
	2,252	Term Loan, 2.17%, Maturing December 27, 2014	2,086,477
	588	Term Loan, 2.18%, Maturing December 27, 2015	544,792
		Ford Motor Co.
	1,406	Term Loan, 3.26%, Maturing December 16, 2013	1,361,054
	499	Term Loan, 3.26%, Maturing December 16, 2013	480,578

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Goodyear Tire & Rubber Co.
	2,300	Term Loan - Second Lien, 2.34%, Maturing April 30, 2014	$2,190,750
		Keystone Automotive Operations, Inc.
	446	Term Loan, 3.76%, Maturing January 12, 2012	329,422
		LKQ Corp.
	477	Term Loan, 2.48%, Maturing October 12, 2014	473,272
		TriMas Corp.
	127	Term Loan, 6.00%, Maturing August 2, 2011	120,234
	529	Term Loan, 6.00%, Maturing December 15, 2015	505,426
		TRW Automotive, Inc.
	299	Term Loan, 5.00%, Maturing May 30, 2016	302,196
		United Components, Inc.
	590	Term Loan, 2.25%, Maturing June 30, 2010	569,496

			$12,450,210

Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	500	Term Loan - Second Lien, 5.17%, Maturing May 31, 2013	$320,779

			$320,779

Building and Development — 2.4%
		AIMCO Properties, L.P.
	231	Term Loan, 1.74%, Maturing March 23, 2011	$228,319
		Beacon Sales Acquisition, Inc.
	347	Term Loan, 2.25%, Maturing September 30, 2013	330,020
		Brickman Group Holdings, Inc.
	774	Term Loan, 2.29%, Maturing January 23, 2014	743,401
		Building Materials Corp. of America
	1,000	Term Loan, Maturing February 22, 2014(3)	988,889
		Epco/Fantome, LLC
	693	Term Loan, 2.87%, Maturing November 23, 2010	651,420
		Metroflag BP, LLC
	300	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	0
		Mueller Water Products, Inc.
	497	Term Loan, 5.26%, Maturing May 23, 2014	498,593
		November 2005 Land Investors
	152	Term Loan, 5.75%, Maturing May 9, 2011	38,105
		Panolam Industries Holdings, Inc.
	569	Term Loan, 8.25%, Maturing December 31, 2013	517,715
		Re/Max International, Inc.
	426	Term Loan, 6.58%, Maturing December 17, 2012	426,320
	898	Term Loan, 10.58%, Maturing December 17, 2012	900,101
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 25, 2016	417,230
		South Edge, LLC
	422	Term Loan, 0.00%, Maturing October 31, 2009(5)	172,265
		WCI Communities, Inc.
	224	Term Loan, 10.14%, Maturing September 3, 2014	223,678

			$6,136,056

Business Equipment and Services — 9.7%
		Activant Solutions, Inc.
	784	Term Loan, 2.29%, Maturing May 1, 2013	$746,676
		Acxiom Corp.
	596	Term Loan, 3.25%, Maturing March 15, 2015	594,510
		Affinion Group, Inc.
	1,331	Term Loan, 2.75%, Maturing October 17, 2012	1,326,309
		Allied Barton Security Service
	491	Term Loan, 6.75%, Maturing February 21, 2015	497,170

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Education Management, LLC
	1,986	Term Loan, 2.06%, Maturing June 1, 2013	$1,932,476
		Info USA, Inc.
	130	Term Loan, 2.05%, Maturing February 14, 2012	128,750
		iPayment, Inc.
	435	Term Loan, 2.27%, Maturing May 10, 2013	409,338
		Kronos, Inc.
	555	Term Loan, 2.29%, Maturing June 11, 2014	530,052
		Language Line, Inc.
	948	Term Loan, 5.50%, Maturing October 30, 2015	953,844
		Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	415,000
		NE Customer Service
	875	Term Loan, Maturing March 5, 2016(3)	873,469
		Protection One, Inc.
	166	Term Loan, 2.50%, Maturing March 31, 2012	159,596
	942	Term Loan, 6.25%, Maturing March 31, 2014	911,167
		Quantum Corp.
	116	Term Loan, 3.79%, Maturing July 12, 2014	113,311
		Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.30%, Maturing March 31, 2014	876,375
		Sabre, Inc.
	2,618	Term Loan, 2.25%, Maturing September 30, 2014	2,432,974
		Serena Software, Inc.
	719	Term Loan, 2.25%, Maturing March 10, 2013	692,872
		Sitel (Client Logic)
	303	Term Loan, 5.75%, Maturing January 29, 2014	299,823
EUR	586	Term Loan, 5.90%, Maturing January 29, 2014	782,981
		Solera Holdings, LLC
EUR	413	Term Loan, 2.44%, Maturing May 15, 2014	533,652
		SunGard Data Systems, Inc.
	1,846	Term Loan, 1.98%, Maturing February 28, 2014	1,786,924
	1,917	Term Loan, 3.87%, Maturing February 28, 2016	1,904,024
		Travelport, LLC
	299	Term Loan, 2.79%, Maturing August 23, 2013	290,201
	1,569	Term Loan, 2.79%, Maturing August 23, 2013	1,524,450
EUR	527	Term Loan, 3.14%, Maturing August 23, 2013	687,028
	496	Term Loan, 10.50%, Maturing August 23, 2013	499,972
		VWR International, Inc.
	980	Term Loan, 2.75%, Maturing June 28, 2013	922,174
		West Corp.
	720	Term Loan, 2.62%, Maturing October 24, 2013	701,768
	1,048	Term Loan, 4.12%, Maturing July 15, 2016	1,046,637

			$24,573,523

Cable and Satellite Television — 11.1%
		Atlantic Broadband Finance, LLC
	1,642	Term Loan, 6.75%, Maturing June 8, 2013	$1,643,128
	61	Term Loan, 2.55%, Maturing September 1, 2013	60,310
		Bragg Communications, Inc.
	1,170	Term Loan, 2.75%, Maturing August 31, 2014	1,158,300
		Bresnan Broadband Holdings, LLC
	1,485	Term Loan, 2.25%, Maturing March 29, 2014	1,462,251
	325	Term Loan - Second Lien, 4.74%, Maturing March 29, 2014	321,344
		Cequel Communications, LLC
	699	Term Loan, 6.25%, Maturing May 5, 2014(2)	702,675
	1,375	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	1,360,906
		Charter Communications Operating, Inc.
	3,477	Term Loan, 2.30%, Maturing March 6, 2014	3,364,830

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CSC Holdings, Inc.
	1,979	Term Loan, 1.98%, Maturing March 29, 2013	$1,953,539
		CW Media Holdings, Inc.
	318	Term Loan, 3.40%, Maturing February 15, 2015	299,685
		Foxco Acquisition Sub., LLC
	306	Term Loan, 7.50%, Maturing July 14, 2015	302,773
		Insight Midwest Holdings, LLC
	1,941	Term Loan, 2.25%, Maturing April 6, 2014	1,890,291
		Kabel Deutschland GmbH
EUR	2,000	Term Loan, 2.65%, Maturing March 31, 2014	2,663,783
		MCC Iowa, LLC
	808	Term Loan, 1.99%, Maturing January 31, 2015	775,719
		Mediacom Illinois, LLC
	1,911	Term Loan, 1.99%, Maturing January 31, 2015	1,832,788
	995	Term Loan, 5.50%, Maturing March 31, 2017	1,004,950
		NTL Investment Holdings, Ltd.
GBP	234	Term Loan, 4.18%, Maturing September 3, 2012	353,403
		ProSiebenSat.1 Media AG
EUR	578	Term Loan, 3.34%, Maturing March 2, 2015	582,664
EUR	11	Term Loan, 2.54%, Maturing June 26, 2015	13,271
EUR	273	Term Loan, 2.54%, Maturing June 26, 2015	327,001
EUR	578	Term Loan, 3.59%, Maturing March 2, 2016	582,664
EUR	198	Term Loan, 7.96%, Maturing March 2, 2017(2)	115,950
EUR	271	Term Loan - Second Lien, 4.71%, Maturing September 2, 2016	230,834
		UPC Broadband Holding B.V.
	1,037	Term Loan, 2.18%, Maturing December 31, 2014	1,006,791
	1,563	Term Loan, 3.93%, Maturing December 31, 2016	1,543,205
EUR	726	Term Loan, 4.17%, Maturing December 31, 2016	929,899
EUR	524	Term Loan, 4.99%, Maturing December 31, 2017	677,821
		Virgin Media Investment Holding
GBP	119	Term Loan, 4.43%, Maturing March 30, 2012	179,696
	955	Term Loan, 3.75%, Maturing September 3, 2012	952,920

			$28,293,391

Chemicals and Plastics — 5.6%
		Brenntag Holding GmbH and Co. KG
	786	Term Loan, 4.00%, Maturing December 23, 2013	$774,158
	192	Term Loan, 4.01%, Maturing December 23, 2013	189,021
	600	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	589,072
		Celanese Holdings, LLC
	1,215	Term Loan, 2.00%, Maturing April 2, 2014	1,189,790
		Hexion Specialty Chemicals, Inc.
	330	Term Loan, 4.06%, Maturing May 5, 2015	314,642
	486	Term Loan, 4.06%, Maturing May 5, 2015	453,428
	748	Term Loan, 4.06%, Maturing May 5, 2015	713,894
		Huntsman International, LLC
	990	Term Loan, 2.00%, Maturing August 16, 2012	949,586
	990	Term Loan, 2.51%, Maturing June 30, 2016	955,527
		INEOS Group
	1,268	Term Loan, 9.50%, Maturing December 14, 2013	1,246,512
	1,268	Term Loan, 8.00%, Maturing December 14, 2014	1,246,512
EUR	1,000	Term Loan - Second Lien, 6.40%, Maturing December 14, 2012	1,300,001
		ISP Chemco, Inc.
	864	Term Loan, 2.00%, Maturing June 4, 2014	842,727
		Kranton Polymers, LLC
	839	Term Loan, 2.25%, Maturing May 12, 2013	809,294
		Lyondell Chemical Co.
	325	Term Loan, Maturing March 14, 2016(3)	321,750
		MacDermid, Inc.
EUR	359	Term Loan, 2.62%, Maturing April 12, 2014	436,619

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Millenium Inorganic Chemicals
	178	Term Loan, 2.54%, Maturing April 30, 2014	$168,269
	500	Term Loan - Second Lien, 6.04%, Maturing October 31, 2014	463,750
		Rockwood Specialties Group, Inc.
	1,215	Term Loan, 6.00%, Maturing May 15, 2014	1,223,381

			$14,187,933

Clothing/Textiles — 0.2%
		Hanesbrands, Inc.
	549	Term Loan, 5.25%, Maturing December 10, 2015	$556,254

			$556,254

Conglomerates — 4.2%
		Blount, Inc.
	248	Term Loan, 5.50%, Maturing February 9, 2012	$247,899
		Doncasters (Dunde HoldCo 4 Ltd.)
	208	Term Loan, 4.25%, Maturing July 13, 2015	174,224
	208	Term Loan, 4.75%, Maturing July 13, 2015	174,224
EUR	417	Term Loan - Second Lien, 6.40%, Maturing January 13, 2016	386,157
		Jarden Corp.
	407	Term Loan, 2.04%, Maturing January 24, 2012	406,318
	578	Term Loan, 2.04%, Maturing January 24, 2012	575,950
		Manitowoc Company, Inc. (The)
	1,149	Term Loan, 7.50%, Maturing November 6, 2014	1,153,050
		Polymer Group, Inc.
	2,045	Term Loan, 7.00%, Maturing November 22, 2014	2,067,019
		RBS Global, Inc.
	726	Term Loan, 2.50%, Maturing July 19, 2013	686,169
	1,683	Term Loan, 2.79%, Maturing July 19, 2013	1,610,517
		RGIS Holdings, LLC
	99	Term Loan, 2.79%, Maturing April 30, 2014	91,556
	1,982	Term Loan, 2.79%, Maturing April 30, 2014	1,831,120
		US Investigations Services, Inc.
	995	Term Loan, 3.27%, Maturing February 21, 2015	921,512
		Vertrue, Inc.
	500	Term Loan, 3.34%, Maturing August 16, 2014	415,000

			$10,740,715

Containers and Glass Products — 3.7%
		Berry Plastics Corp.
	970	Term Loan, 2.26%, Maturing April 3, 2015	$916,044
		Consolidated Container Co.
	500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	436,666
		Crown Americas, Inc.
	336	Term Loan, 1.98%, Maturing November 15, 2012	333,900
		Graham Packaging Holdings Co.
	982	Term Loan, 2.50%, Maturing October 7, 2011	977,101
	574	Term Loan, 6.75%, Maturing April 5, 2014	580,197
		Graphic Packaging International, Inc.
	370	Term Loan, 2.25%, Maturing May 16, 2014	365,468
	1,329	Term Loan, 3.00%, Maturing May 16, 2014	1,324,192
		JSG Acquisitions
	638	Term Loan, 3.63%, Maturing December 31, 2013	632,630
	638	Term Loan, 3.88%, Maturing December 13, 2014	632,630
		Owens-Brockway Glass Container
	829	Term Loan, 1.75%, Maturing June 14, 2013	823,674
		Reynolds Group Holdings, Inc.
	472	Term Loan, 6.25%, Maturing November 5, 2015	477,391

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Smurfit-Stone Container Corp.
	843	Revolving Loan, 2.84%, Maturing July 28, 2010	$850,981
	280	Revolving Loan, 3.06%, Maturing July 28, 2010	282,451
	110	Term Loan, 2.50%, Maturing November 1, 2011	109,276
	193	Term Loan, 2.50%, Maturing November 1, 2011	191,957
	363	Term Loan, 2.50%, Maturing November 1, 2011	361,429
	169	Term Loan, 4.50%, Maturing November 1, 2011	168,675

			$9,464,662

Cosmetics/Toiletries — 1.3%
		Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, 3.55%, Maturing July 5, 2015	$1,433,657
		American Safety Razor Co.
	400	Term Loan - Second Lien, 6.50%, Maturing July 31, 2014	234,000
		Bausch & Lomb, Inc.
	195	Term Loan, 3.54%, Maturing April 30, 2015	191,066
	805	Term Loan, 3.54%, Maturing April 30, 2015	787,830
		KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	311,062
		Prestige Brands, Inc.
	425	Term Loan, Maturing March 17, 2016(3)	428,187

			$3,385,802

Drugs — 0.5%
		Graceway Pharmaceuticals, LLC
	390	Term Loan, 3.20%, Maturing May 3, 2012	$292,151
	150	Term Loan, 8.50%, Maturing November 3, 2013	11,250
	500	Term Loan - Second Lien, 6.75%, Maturing May 3, 2013	123,334
		Pharmaceutical Holdings Corp.
	90	Term Loan, 3.50%, Maturing January 30, 2012	85,814
		Warner Chilcott Corp.
	348	Term Loan, 5.50%, Maturing October 30, 2014	349,187
	160	Term Loan, 5.75%, Maturing April 30, 2015	160,847
	267	Term Loan, 5.75%, Maturing April 30, 2015	267,840

			$1,290,423

Ecological Services and Equipment — 1.6%
		Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.65%, Maturing April 1, 2015	$635,771
		Kemble Water Structure, Ltd.
GBP	2,250	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	2,799,786
		Sensus Metering Systems, Inc.
	623	Term Loan, 7.00%, Maturing June 3, 2013	625,445

			$4,061,002

Electronics/Electrical — 5.0%
		Aspect Software, Inc.
	585	Term Loan, 3.25%, Maturing July 11, 2011	$574,417
	950	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	914,375
		FCI International S.A.S.
	83	Term Loan, 3.60%, Maturing November 1, 2013	78,208
	83	Term Loan, 3.60%, Maturing November 1, 2013	78,208
	86	Term Loan, 3.60%, Maturing November 1, 2013	81,237
	86	Term Loan, 3.60%, Maturing November 1, 2013	81,237
		Freescale Semiconductor, Inc.
	800	Term Loan, 4.48%, Maturing December 1, 2016	753,616
		Infor Enterprise Solutions Holdings
	490	Term Loan, 3.00%, Maturing July 28, 2012	474,716
	379	Term Loan, 4.00%, Maturing July 28, 2012	368,019
	727	Term Loan, 4.00%, Maturing July 28, 2012	705,370

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	250	Term Loan, 5.75%, Maturing March 2, 2014	$206,250
	92	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	74,479
	158	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	132,446
		Network Solutions, LLC
	1,200	Term Loan, 2.54%, Maturing March 7, 2014	1,124,684
		Open Solutions, Inc.
	1,164	Term Loan, 2.38%, Maturing January 23, 2014	1,025,233
		Sensata Technologies Finance Co.
	1,827	Term Loan, 2.00%, Maturing April 27, 2013	1,757,294
		Spectrum Brands, Inc.
	183	Term Loan, 8.00%, Maturing March 30, 2013	183,222
	2,545	Term Loan, 8.00%, Maturing March 30, 2013	2,547,321
		SS&C Technologies, Inc.
	681	Term Loan, 2.28%, Maturing November 23, 2012	675,706
		VeriFone, Inc.
	369	Term Loan, 3.00%, Maturing October 31, 2013	363,650
		Vertafore, Inc.
	477	Term Loan, 5.50%, Maturing July 31, 2014	459,972

			$12,659,660

Equipment Leasing — 0.4%
		Hertz Corp.
	808	Term Loan, 1.99%, Maturing December 21, 2012	$800,213
	88	Term Loan, 2.02%, Maturing December 21, 2012	87,372

			$887,585

Farming/Agriculture — 0.1%
		Wm. Bolthouse Farms, Inc.
	350	Term Loan, 5.50%, Maturing January 25, 2016	$352,240

			$352,240

Financial Intermediaries — 3.1%
		Citco III, Ltd.
	1,043	Term Loan, 4.43%, Maturing June 30, 2014	$1,010,207
		First Data Corp.
	497	Term Loan, 3.03%, Maturing September 24, 2014	440,242
	1,495	Term Loan, 3.03%, Maturing September 24, 2014	1,325,952
		Grosvenor Capital Management
	1,139	Term Loan, 2.25%, Maturing December 5, 2013	1,047,515
		Jupiter Asset Management Group
GBP	213	Term Loan, 2.71%, Maturing June 30, 2015	307,784
		LPL Holdings, Inc.
	1,873	Term Loan, 2.04%, Maturing December 18, 2014	1,814,687
		Nuveen Investments, Inc.
	1,721	Term Loan, 3.29%, Maturing November 2, 2014	1,582,858
		Oxford Acquisition III, Ltd.
	191	Term Loan, 2.25%, Maturing May 24, 2014	179,719
		RJO Holdings Corp. (RJ O’Brien)
	239	Term Loan, 5.24%, Maturing July 31, 2014	160,047

			$7,869,011

Food Products — 4.1%
		Acosta, Inc.
	1,589	Term Loan, 2.50%, Maturing July 28, 2013	$1,562,807
		Advantage Sales & Marketing, Inc.
	1,597	Term Loan, 2.26%, Maturing March 29, 2013	1,567,388
		Dean Foods Co.
	810	Term Loan, 1.68%, Maturing April 2, 2014	796,754

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dole Food Company, Inc.
	491	Term Loan, 5.01%, Maturing March 2, 2017	$495,917
	198	Term Loan, 5.04%, Maturing March 2, 2017	199,665
		Michael Foods, Inc.
	871	Term Loan, 6.50%, Maturing April 30, 2014	878,739
		Pinnacle Foods Finance, LLC
	2,928	Term Loan, 2.98%, Maturing April 2, 2014	2,840,394
		Provimi Group SA
	120	Term Loan, 2.50%, Maturing June 28, 2015	114,558
	147	Term Loan, 2.50%, Maturing June 28, 2015	140,978
EUR	155	Term Loan, 2.65%, Maturing June 28, 2015	200,129
EUR	256	Term Loan, 2.65%, Maturing June 28, 2015	330,992
EUR	267	Term Loan, 2.65%, Maturing June 28, 2015	344,898
EUR	344	Term Loan, 2.65%, Maturing June 28, 2015	444,763
EUR	19	Term Loan - Second Lien, 4.65%, Maturing June 28, 2015	22,210
	119	Term Loan - Second Lien, 4.50%, Maturing December 28, 2016	100,802
EUR	265	Term Loan - Second Lien, 4.65%, Maturing December 28, 2016	304,183

			$10,345,177

Food Service — 2.6%
		AFC Enterprises, Inc.
	137	Term Loan, 7.00%, Maturing May 11, 2011	$137,887
		Aramark Corp.
	88	Term Loan, 2.14%, Maturing January 27, 2014	86,384
	1,325	Term Loan, 2.17%, Maturing January 27, 2014	1,297,765
GBP	485	Term Loan, 2.77%, Maturing January 27, 2014	701,948
		Buffets, Inc.
	59	Term Loan, 7.44%, Maturing November 1, 2013(2)	57,095
	300	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	292,355
		CBRL Group, Inc.
	519	Term Loan, 1.75%, Maturing April 27, 2013	514,997
	314	Term Loan, 2.75%, Maturing April 27, 2016	312,426
		Denny’s, Inc.
	53	Term Loan, 2.24%, Maturing March 31, 2012	51,975
	131	Term Loan, 2.27%, Maturing March 31, 2012	129,937
		Maine Beverage Co., LLC
	202	Term Loan, 2.00%, Maturing June 30, 2010	190,898
		NPC International, Inc.
	162	Term Loan, 2.00%, Maturing May 3, 2013	155,515
		OSI Restaurant Partners, LLC
	148	Term Loan, 2.97%, Maturing May 9, 2013	137,580
	1,677	Term Loan, 2.72%, Maturing May 9, 2014	1,561,567
		QCE Finance, LLC
	485	Term Loan, 2.56%, Maturing May 5, 2013	422,924
	500	Term Loan - Second Lien, 6.04%, Maturing November 5, 2013	307,500
		Sagittarius Restaurants, LLC
	174	Term Loan, 9.50%, Maturing March 29, 2013	174,530

			$6,533,283

Food/Drug Retailers — 3.7%
		General Nutrition Centers, Inc.
	2,796	Term Loan, 2.51%, Maturing September 16, 2013	$2,684,196
		Pantry, Inc. (The)
	119	Term Loan, 2.00%, Maturing May 15, 2014	113,499
	413	Term Loan, 2.00%, Maturing May 15, 2014	394,205
		Rite Aid Corp.
	3,548	Term Loan, 1.99%, Maturing June 1, 2014	3,227,833
	542	Term Loan, 6.00%, Maturing June 4, 2014	531,206
	500	Term Loan, 9.50%, Maturing June 4, 2014	524,375

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Roundy’s Supermarkets, Inc.
	1,985	Term Loan, 6.21%, Maturing November 3, 2013	$1,993,692

			$9,469,006

Forest Products — 1.6%
		Georgia-Pacific Corp.
	3,666	Term Loan, 2.26%, Maturing December 24, 2012	$3,639,244
	508	Term Loan, 3.51%, Maturing December 23, 2014	511,316

			$4,150,560

Health Care — 15.6%
		Alliance Healthcare Services
	574	Term Loan, 5.50%, Maturing June 1, 2016	$574,160
		American Medical Systems
	202	Term Loan, 2.50%, Maturing July 20, 2012	196,652
		Biomet, Inc.
	2,980	Term Loan, 3.28%, Maturing December 26, 2014	2,939,275
		Bright Horizons Family Solutions, Inc.
	466	Term Loan, 7.50%, Maturing May 15, 2015	468,425
		Cardinal Health 409, Inc.
	1,292	Term Loan, 2.50%, Maturing April 10, 2014	1,210,933
		Carestream Health, Inc.
	1,224	Term Loan, 2.25%, Maturing April 30, 2013	1,174,182
	500	Term Loan - Second Lien, 5.50%, Maturing October 30, 2013	457,125
		Carl Zeiss Vision Holding GmbH
	630	Term Loan, 2.75%, Maturing March 23, 2015	506,835
		Community Health Systems, Inc.
	243	Term Loan, 2.50%, Maturing July 25, 2014	236,887
	4,739	Term Loan, 2.50%, Maturing July 25, 2014	4,625,909
		Concentra, Inc.
	370	Term Loan - Second Lien, 5.80%, Maturing June 25, 2015(2)	334,710
		ConMed Corp.
	250	Term Loan, 1.75%, Maturing April 13, 2013	232,655
		ConvaTec Cidron Healthcare
EUR	1,000	Term Loan, 4.67%, Maturing July 30, 2016	1,332,561
		CRC Health Corp.
	236	Term Loan, 2.54%, Maturing February 6, 2013	224,789
	261	Term Loan, 2.54%, Maturing February 6, 2013	248,510
		DaVita, Inc.
	715	Term Loan, 1.75%, Maturing October 5, 2012	705,970
		DJO Finance, LLC
	396	Term Loan, 3.25%, Maturing May 15, 2014	386,150
		Fenwal, Inc.
	500	Term Loan - Second Lien, 5.50%, Maturing August 28, 2014	433,750
		Hanger Orthopedic Group, Inc.
	385	Term Loan, 2.25%, Maturing May 30, 2013	379,388
		HCA, Inc.
	3,143	Term Loan, 2.54%, Maturing November 18, 2013	3,071,230
		Health Management Association, Inc.
	2,405	Term Loan, 2.04%, Maturing February 28, 2014	2,336,445
		HealthSouth Corp.
	790	Term Loan, 2.51%, Maturing March 10, 2013	780,298
	650	Term Loan, 4.01%, Maturing March 15, 2014	652,513
		Iasis Healthcare, LLC
	41	Term Loan, 2.25%, Maturing March 14, 2014	39,897
	152	Term Loan, 2.25%, Maturing March 14, 2014	146,997
	440	Term Loan, 2.25%, Maturing March 14, 2014	424,737
		Ikaria Acquisition, Inc.
	261	Term Loan, 2.50%, Maturing March 28, 2013	246,515

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	IM U.S. Holdings, LLC
2,350	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	$2,313,281
	IMS Health, Inc.
650	Term Loan, 5.25%, Maturing February 26, 2016	655,416
	inVentiv Health, Inc.
430	Term Loan, 2.05%, Maturing July 6, 2014	410,190
	Lifepoint Hospitals, Inc.
1,086	Term Loan, 3.01%, Maturing April 15, 2015	1,084,782
	MultiPlan Merger Corp.
274	Term Loan, 3.50%, Maturing April 12, 2013	269,332
589	Term Loan, 3.50%, Maturing April 12, 2013	578,532
	Mylan, Inc.
2,291	Term Loan, 3.55%, Maturing October 2, 2014	2,297,110
	National Mentor Holdings, Inc.
545	Term Loan, 2.30%, Maturing June 29, 2013	501,547
34	Term Loan, 3.00%, Maturing June 29, 2013	30,912
	National Renal Institutes, Inc.
382	Term Loan, 9.00%, Maturing March 31, 2013(2)	370,351
	Nyco Holdings
1,486	Term Loan, 2.54%, Maturing December 29, 2014	1,387,537
1,486	Term Loan, 3.29%, Maturing December 29, 2015	1,387,537
	Physiotherapy Associates, Inc.
394	Term Loan, 7.50%, Maturing June 27, 2013	313,033
	RadNet Management, Inc.
291	Term Loan, 4.50%, Maturing November 15, 2012	290,701
350	Term Loan, 9.23%, Maturing November 15, 2013	353,937
	ReAble Therapeutics Finance, LLC
861	Term Loan, 2.30%, Maturing November 16, 2013	847,787
	RehabCare Group, Inc.
424	Term Loan, 6.00%, Maturing November 20, 2015	428,442
	Renal Advantage, Inc.
1	Term Loan, 2.76%, Maturing October 5, 2012	462
	Select Medical Holdings Corp.
927	Term Loan, 4.00%, Maturing August 5, 2014	909,694
	Sunrise Medical Holdings, Inc.
211	Term Loan, 6.25%, Maturing May 13, 2014	182,415
	Vanguard Health Holding Co., LLC
750	Term Loan, 5.00%, Maturing January 29, 2016	752,611

		$39,733,107

Home Furnishings — 0.9%
	Hunter Fan Co.
221	Term Loan, 2.73%, Maturing April 16, 2014	$186,829
	Interline Brands, Inc.
136	Term Loan, 2.00%, Maturing June 23, 2013	126,081
501	Term Loan, 2.04%, Maturing June 23, 2013	463,159
	National Bedding Co., LLC
970	Term Loan, 2.32%, Maturing August 31, 2011	944,537
350	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	322,875
	Oreck Corp.
666	Term Loan, 0.00%, Maturing February 2, 2012(4)(6)	239,251

		$2,282,732

Industrial Equipment — 3.2%
	Brand Energy and Infrastructure Services, Inc.
459	Term Loan, 2.56%, Maturing February 7, 2014	$434,591
392	Term Loan, 3.56%, Maturing February 7, 2014	376,936
	Bucyrus International, Inc.
675	Tem Loan, 4.50%, Maturing February 19, 2016	683,100

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	CEVA Group PLC U.S.
544	Term Loan, 3.24%, Maturing January 4, 2014	$492,848
66	Term Loan, 3.29%, Maturing January 4, 2014	60,033
	EPD Holdings, (Goodyear Engineering Products)
40	Term Loan, 2.74%, Maturing July 13, 2014	35,293
277	Term Loan, 2.74%, Maturing July 13, 2014	246,420
425	Term Loan - Second Lien, 5.99%, Maturing July 13, 2015	331,146
	Generac Acquisition Corp.
545	Term Loan, 2.75%, Maturing November 7, 2013	511,204
	Gleason Corp.
390	Term Loan, 2.00%, Maturing June 30, 2013	382,166
	Jason, Inc.
264	Term Loan, 6.00%, Maturing July 30, 2010	164,780
	John Maneely Co.
1,142	Term Loan, 3.50%, Maturing December 8, 2013	1,089,236
	LN Acquisitions Corp.
123	Term Loan, 3.48%, Maturing July 11, 2014	115,317
318	Term Loan, 3.48%, Maturing July 11, 2014	299,252
	Polypore, Inc.
1,548	Term Loan, 2.50%, Maturing July 3, 2014	1,502,038
	Sequa Corp.
397	Term Loan, 3.87%, Maturing December 3, 2014	371,666
	TFS Acquisition Corp.
1,125	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,068,930

		$8,164,956

Insurance — 2.5%
	AmWINS Group, Inc.
500	Term Loan - Second Lien, 5.78%, Maturing June 8, 2014	$412,500
	Applied Systems, Inc.
1,581	Term Loan, 2.75%, Maturing September 26, 2013	1,510,178
	CCC Information Services Group, Inc.
305	Term Loan, 2.50%, Maturing February 10, 2013	295,061
	Conseco, Inc.
1,416	Term Loan, 7.50%, Maturing October 10, 2013	1,376,488
	Crawford & Company
622	Term Loan, 5.25%, Maturing October 31, 2013	611,519
	Hub International Holdings, Inc.
182	Term Loan, 2.79%, Maturing June 13, 2014	169,849
808	Term Loan, 2.79%, Maturing June 13, 2014	755,640
274	Term Loan, 6.75%, Maturing June 30, 2014	272,599
	U.S.I. Holdings Corp.
924	Term Loan, 3.05%, Maturing May 4, 2014	849,965

		$6,253,799

Leisure Goods/Activities/Movies — 7.7%
	AMC Entertainment, Inc.
1,947	Term Loan, 2.00%, Maturing January 26, 2013	$1,904,737
	AMF Bowling Worldwide, Inc.
500	Term Loan - Second Lien, 6.48%, Maturing December 8, 2013	401,250
	Bombardier Recreational Products
980	Term Loan, 3.25%, Maturing June 28, 2013	868,301
	Butterfly Wendel US, Inc.
577	Term Loan, 3.00%, Maturing June 22, 2013	489,064
423	Term Loan, 2.75%, Maturing June 22, 2014	358,436
	Carmike Cinemas, Inc.
1,176	Term Loan, 5.50%, Maturing January 27, 2016	1,177,586
	Cedar Fair, L.P.
147	Term Loan, 2.25%, Maturing August 30, 2012	146,574
1,636	Term Loan, 4.25%, Maturing February 17, 2014	1,627,938

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CFV I, LLC/Hicks Sports Group
	28	Term Loan, 6.88%, Maturing July 1, 2010(2)(7)	$27,985
		Cinemark, Inc.
	1,930	Term Loan, 3.50%, Maturing April 29, 2016	1,929,680
		Deluxe Entertainment Services
	60	Term Loan, 6.25%, Maturing January 28, 2011	55,258
	560	Term Loan, 6.25%, Maturing January 28, 2011	518,314
	35	Term Loan, 6.26%, Maturing January 28, 2011	32,776
		Mega Blocks, Inc.
	812	Term Loan, 8.50%, Maturing July 26, 2012	556,049
		Metro-Goldwyn-Mayer Holdings, Inc.
	1,239	Term Loan, 0.00%, Maturing April 8, 2012(6)	597,215
		National CineMedia, LLC
	1,900	Term Loan, 2.01%, Maturing February 13, 2015	1,848,937
		Regal Cinemas Corp.
	2,397	Term Loan, 3.79%, Maturing November 10, 2010	2,407,665
		Revolution Studios Distribution Co., LLC
	527	Term Loan, 4.00%, Maturing December 21, 2014	490,040
	450	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015	315,000
		Six Flags Theme Parks, Inc.
	675	Term Loan, 2.48%, Maturing April 30, 2015	678,690
		Southwest Sports Group, LLC
	600	Term Loan, 6.75%, Maturing December 22, 2010	540,000
		SW Acquisition Co., Inc.
	898	Term Loan, 3.75%, Maturing May 31, 2016	906,447
		Universal City Development Partners, Ltd.
	1,247	Term Loan, 6.50%, Maturing November 6, 2014	1,261,152
		Zuffa, LLC
	489	Term Loan, 2.31%, Maturing June 20, 2016	466,702

			$19,605,796

Lodging and Casinos — 4.3%
		Ameristar Casinos, Inc.
	575	Term Loan, 3.50%, Maturing November 10, 2012	$574,500
		Gala Electric Casinos, Ltd.
GBP	1,000	Term Loan, 3.74%, Maturing December 12, 2013	1,436,451
GBP	1,000	Term Loan, 4.24%, Maturing December 12, 2014	1,436,451
		Harrah’s Operating Co.
	1,584	Term Loan, 3.25%, Maturing January 28, 2015	1,363,790
	998	Term Loan, 9.50%, Maturing October 31, 2016	1,034,005
		Herbst Gaming, Inc.
	463	Term Loan, 0.00%, Maturing December 2, 2011(6)	253,640
	514	Term Loan, 0.00%, Maturing December 2, 2011(6)	281,671
		LodgeNet Entertainment Corp.
	689	Term Loan, 2.30%, Maturing April 4, 2014	652,611
		New World Gaming Partners, Ltd.
	108	Term Loan, 2.76%, Maturing June 30, 2014	104,064
	532	Term Loan, 2.80%, Maturing June 30, 2014	513,783
		Penn National Gaming, Inc.
	388	Term Loan, 2.00%, Maturing October 3, 2012	384,610
		Tropicana Entertainment, Inc.
	131	Term Loan, 15.00%, Maturing December 29, 2012	134,146
		Venetian Casino Resort/Las Vegas Sands, Inc.
	452	Term Loan, 2.05%, Maturing May 14, 2014	414,947
	1,789	Term Loan, 2.05%, Maturing May 23, 2014	1,642,893
		VML US Finance, LLC
	201	Term Loan, 4.80%, Maturing May 25, 2012	196,788
	402	Term Loan, 4.80%, Maturing May 25, 2013	393,577

			$10,817,927

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 0.8%
		Euramax International, Inc.
	165	Term Loan, 10.00%, Maturing June 29, 2013	$143,235
	169	Term Loan, 14.00%, Maturing June 29, 2013(2)	146,726
		Noranda Aluminum Acquisition
	180	Term Loan, 2.25%, Maturing May 18, 2014	173,573
		Novelis, Inc.
	327	Term Loan, 2.25%, Maturing June 28, 2014	317,073
	719	Term Loan, 2.27%, Maturing June 28, 2014	697,596
		Oxbow Carbon and Mineral Holdings
	572	Term Loan, 2.29%, Maturing May 8, 2014	558,524

			$2,036,727

Oil and Gas — 3.6%
		Atlas Pipeline Partners, L.P.
	2,218	Term Loan, 6.75%, Maturing July 27, 2014	$2,218,294
		Big West Oil, LLC
	174	Term Loan, 4.50%, Maturing May 1, 2014	171,609
	218	Term Loan, 4.50%, Maturing May 1, 2014	215,738
		Dresser, Inc.
	485	Term Loan, 2.50%, Maturing May 4, 2014	466,960
	700	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	665,875
		Dynegy Holdings, Inc.
	149	Term Loan, 4.00%, Maturing April 2, 2013	146,501
	2,350	Term Loan, 4.00%, Maturing April 2, 2013	2,317,607
		Enterprise GP Holdings, L.P.
	588	Term Loan, 2.49%, Maturing October 31, 2014	581,875
		Hercules Offshore, Inc.
	756	Term Loan, 6.00%, Maturing July 11, 2013	738,049
		SemGroup Corp.
	575	Term Loan, 7.50%, Maturing June 30, 2011	573,563
	500	Term Loan, 1.61%, Maturing November 27, 2013	500,625
		Targa Resources, Inc.
	524	Term Loan, 6.00%, Maturing July 5, 2016	526,961

			$9,123,657

Publishing — 6.0%
		American Media Operations, Inc.
	950	Term Loan, 8.79%, Maturing January 31, 2013(2)	$918,713
		Aster Zweite Beteiligungs GmbH
	500	Term Loan, 2.50%, Maturing September 27, 2013	472,500
EUR	236	Term Loan, 2.65%, Maturing September 27, 2013	306,219
		GateHouse Media Operating, Inc.
	324	Term Loan, 2.24%, Maturing August 28, 2014	158,104
	723	Term Loan, 2.25%, Maturing August 28, 2014	352,694
	349	Term Loan, 2.49%, Maturing August 28, 2014	170,266
		Getty Images, Inc.
	1,456	Term Loan, 6.25%, Maturing July 2, 2015	1,465,671
		Laureate Education, Inc.
	245	Term Loan, 3.50%, Maturing August 17, 2014	227,871
	1,638	Term Loan, 3.50%, Maturing August 17, 2014	1,522,458
	499	Term Loan, 7.00%, Maturing August 31, 2014	499,530
		Local Insight Regatta Holdings, Inc.
	817	Term Loan, 6.25%, Maturing April 23, 2015	701,679
		MediaNews Group, Inc.
	97	Term Loan, 8.50%, Maturing March 19, 2014	91,777
		Merrill Communications, LLC
	645	Term Loan, 8.50%, Maturing December 24, 2012	597,337
		Nelson Education, Ltd.
	244	Term Loan, 2.79%, Maturing July 5, 2014	216,938

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nielsen Finance, LLC
	2,257	Term Loan, 2.23%, Maturing August 9, 2013	$2,168,513
	992	Term Loan, 3.98%, Maturing May 1, 2016	976,708
		PagesJaunes Group, SA
EUR	500	Term Loan, 4.90%, Maturing April 10, 2016	441,132
		Philadelphia Newspapers, LLC
	378	Term Loan, 0.00%, Maturing June 29, 2013(6)	118,957
		SGS International, Inc.
	306	Term Loan, 2.88%, Maturing December 30, 2011	296,097
		Source Media, Inc.
	543	Term Loan, 5.30%, Maturing November 8, 2011	520,970
		Tribune Co.
	790	Term Loan, 0.00%, Maturing June 4, 2010(6)	498,390
	497	Term Loan, 0.00%, Maturing May 17, 2014(6)	311,427
	1,083	Term Loan, 0.00%, Maturing May 17, 2014(6)	691,910
		Xsys, Inc.
	605	Term Loan, 2.50%, Maturing September 27, 2013	571,842
EUR	264	Term Loan, 2.65%, Maturing September 27, 2013	342,093
	618	Term Loan, 2.50%, Maturing September 27, 2014	584,092

			$15,223,888

Radio and Television — 5.3%
		Block Communications, Inc.
	430	Term Loan, 2.29%, Maturing December 22, 2011	$406,651
		CMP KC, LLC
	478	Term Loan, 6.25%, Maturing May 5, 2013(4)	137,213
		CMP Susquehanna Corp.
	894	Term Loan, 2.25%, Maturing May 5, 2013	758,710
		Discovery Communications, Inc.
	990	Term Loan, 5.25%, Maturing May 14, 2014	1,001,619
		Emmis Operating Co.
	412	Term Loan, 4.29%, Maturing November 2, 2013	357,643
		Gray Television, Inc.
	592	Term Loan, 3.75%, Maturing January 19, 2015	569,512
		HIT Entertainment, Inc.
	586	Term Loan, 2.50%, Maturing March 20, 2012	549,025
		Intelsat Corp.
	1,419	Term Loan, 2.73%, Maturing January 3, 2014	1,384,585
	1,419	Term Loan, 2.73%, Maturing January 3, 2014	1,384,585
	1,420	Term Loan, 2.73%, Maturing January 3, 2014	1,385,008
		NEP II, Inc.
	304	Term Loan, 2.26%, Maturing February 16, 2014	287,190
		Nexstar Broadcasting, Inc.
	936	Term Loan, 5.00%, Maturing October 1, 2012	919,176
	873	Term Loan, 5.00%, Maturing October 1, 2012	857,073
		Raycom TV Broadcasting, LLC
	775	Term Loan, 1.81%, Maturing June 25, 2014	705,250
		SFX Entertainment
	465	Term Loan, 3.52%, Maturing June 21, 2013	461,858
		Univision Communications, Inc.
	1,700	Term Loan, 2.54%, Maturing September 29, 2014	1,518,520
		Young Broadcasting, Inc.
	860	Term Loan, 0.00%, Maturing November 3, 2012(6)	765,453

			$13,449,071

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	984	Term Loan, 2.01%, Maturing April 26, 2013	$966,078

			$966,078

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) — 4.3%
		American Achievement Corp.
	54	Term Loan, 6.26%, Maturing March 25, 2011	$51,673
		Amscan Holdings, Inc.
	291	Term Loan, 2.53%, Maturing May 25, 2013	278,632
		Cumberland Farms, Inc.
	819	Term Loan, 2.77%, Maturing September 29, 2013	753,867
		Harbor Freight Tools USA, Inc.
	449	Term Loan, 5.01%, Maturing February 24, 2016	450,932
		Josten’s Corp.
	880	Term Loan, 2.23%, Maturing October 4, 2011	875,703
		Mapco Express, Inc.
	155	Term Loan, 6.50%, Maturing April 28, 2011	149,219
		Neiman Marcus Group, Inc.
	984	Term Loan, 2.25%, Maturing April 5, 2013	934,713
		Orbitz Worldwide, Inc.
	1,535	Term Loan, 3.25%, Maturing July 25, 2014	1,470,359
		Oriental Trading Co., Inc.
	844	Term Loan, 9.75%, Maturing July 31, 2013	741,400
	700	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	94,500
		Pilot Travel Centers, LLC
	575	Term Loan, Maturing November 24, 2015(3)	580,703
		Rent-A-Center, Inc.
	23	Term Loan, 2.00%, Maturing November 15, 2012	22,249
	406	Term Loan, 3.26%, Maturing May 31, 2015	405,190
		Rover Acquisition Corp.
	1,113	Term Loan, 2.52%, Maturing October 26, 2013	1,098,121
		Savers, Inc.
	600	Term Loan, 5.75%, Maturing March 11, 2016	604,500
		Vivarte
EUR	1,000	Term Loan - Second Lien, 3.91%, Maturing November 30, 2016	976,970
		Yankee Candle Company, Inc. (The)
	1,419	Term Loan, 2.25%, Maturing February 6, 2014	1,393,877

			$10,882,608

Steel — 0.1%
		Niagara Corp.
	464	Term Loan, 10.50%, Maturing June 29, 2014	$328,609

			$328,609

Surface Transport — 0.6%
		Oshkosh Truck Corp.
	439	Term Loan, 6.26%, Maturing December 6, 2013	$441,285
		Swift Transportation Co., Inc.
	997	Term Loan, 8.25%, Maturing May 10, 2014	956,234

			$1,397,519

Telecommunications — 3.7%
		Alaska Communications Systems Holdings, Inc.
	2,028	Term Loan, 2.04%, Maturing February 1, 2012	$1,985,872
		Asurion Corp.
	771	Term Loan, 3.23%, Maturing July 13, 2012	764,538
	500	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	497,604
		CommScope, Inc.
	902	Term Loan, 2.79%, Maturing November 19, 2014	894,586
		Intelsat Subsidiary Holding Co.
	508	Term Loan, 2.73%, Maturing July 3, 2013	495,134
		Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.55%, Maturing December 26, 2014	529,263

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NTelos, Inc.
	995	Term Loan, 5.75%, Maturing August 13, 2015	$1,005,262
		Palm, Inc.
	414	Term Loan, 3.80%, Maturing April 24, 2014	338,407
		Stratos Global Corp.
	529	Term Loan, 5.00%, Maturing February 13, 2012	529,000
		Telesat Canada, Inc.
	113	Term Loan, 3.25%, Maturing October 31, 2014	112,094
	1,320	Term Loan, 3.25%, Maturing October 31, 2014	1,305,084
		Trilogy International Partners
	475	Term Loan, 3.79%, Maturing June 29, 2012	401,375
		Windstream Corp.
	633	Term Loan, 3.01%, Maturing December 17, 2015	632,739

			$9,490,958

Utilities — 4.9%
		AEI Finance Holding, LLC
	145	Revolving Loan, 3.25%, Maturing March 30, 2012	$134,694
	975	Term Loan, 3.29%, Maturing March 30, 2014	905,454
		Astoria Generating Co.
	625	Term Loan - Second Lien, 4.03%, Maturing August 23, 2013	606,919
		Calpine Corp.
	2,971	DIP Loan, 3.17%, Maturing March 29, 2014	2,884,455
		Electricinvest Holding Co.
GBP	1,500	Term Loan, Maturing October 24, 2012(3)	1,881,700
		NRG Energy, Inc.
	1,831	Term Loan, 2.03%, Maturing February 1, 2013	1,795,107
	1,256	Term Loan, 2.03%, Maturing February 1, 2013	1,231,537
		Pike Electric, Inc.
	90	Term Loan, 1.75%, Maturing July 1, 2012	86,121
	153	Term Loan, 1.75%, Maturing December 10, 2012	147,068
		TXU Texas Competitive Electric Holdings Co., LLC
	931	Term Loan, 3.73%, Maturing October 10, 2014	767,053
	1,795	Term Loan, 3.73%, Maturing October 10, 2014	1,462,148
		Vulcan Energy Corp.
	519	Term Loan, 5.50%, Maturing December 31, 2015	525,073

			$12,427,329

Total Senior Floating-Rate Interests (identified cost $352,212,115)			$339,740,311

Corporate Bonds & Notes — 11.5%

Principal
Amount*
(000’s omitted)	Security	Value
Air Transport — 0.0%
	Continental Airlines
72	7.033%, 6/15/11	$72,275

		$72,275

Automotive — 0.4%
	Allison Transmission, Inc.
10	11.00%, 11/1/15(8)	$10,700
665	11.25%, 11/1/15(2)(8)	713,212
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
85	9.25%, 1/15/17(8)	91,163
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13	44,275

Principal
Amount*
(000’s omitted)		Security	Value
		United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	$65,650

			$925,000

Broadcast Radio and Television — 0.3%
		LBI Media, Inc., Sr. Disc. Notes
	80	11.00%, 10/15/13	$62,800
		Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(8)	84,700
		XM Satellite Radio Holdings, Inc., Sr. Notes
	450	13.00%, 8/1/13(8)	509,062

			$656,562

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	1,000	3.559%, 1/15/14(9)	$1,222,339
		Interface, Inc., Sr. Sub. Notes
	16	9.50%, 2/1/14	16,560
		Texas Industries, Inc., Sr. Notes
	65	7.25%, 7/15/13(8)	64,187

			$1,303,086

Business Equipment and Services — 0.6%
		Education Management, LLC, Sr. Notes
	210	8.75%, 6/1/14	$217,350
		Education Management, LLC, Sr. Sub. Notes
	46	10.25%, 6/1/16	50,600
		MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(8)	75,600
		Muzak, LLC/Muzak Finance, Sr. Notes
	12	15.00%, 7/31/14	11,045
		SunGard Data Systems, Inc., Sr. Notes
	900	10.625%, 5/15/15(8)	985,500
		Ticketmaster Entertainment, Inc.
	105	10.75%, 8/1/16	117,600
		West Corp.
	150	9.50%, 10/15/14	154,875

			$1,612,570

Cable and Satellite Television — 0.5%
		CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	40	8.75%, 11/15/13(6)	$41,200
		Charter Communications, Inc., Sr. Notes
	10	8.375%, 4/30/14(6)(8)	10,325
	100	10.875%, 9/15/14(6)(8)	112,375
		Kabel Deutschland GmbH
	135	10.625%, 7/1/14	142,256
		Virgin Media Finance PLC, Sr. Notes
	1,000	6.50%, 1/15/18(8)	1,007,500

			$1,313,656

Chemicals and Plastics — 0.2%
		INEOS Group Holdings PLC, Sr. Sub. Notes
	180	8.50%, 2/15/16(8)	$149,400
		Reichhold Industries, Inc., Sr. Notes
	225	9.00%, 8/15/14(8)	214,312
		Wellman Holdings, Inc., Sr. Sub. Notes
	184	5.00%, 1/29/19(4)	86,223

			$449,935

Principal
Amount*
(000’s omitted)	Security	Value
Clothing/Textiles — 0.2%
	Levi Strauss & Co., Sr. Notes
150	9.75%, 1/15/15	$157,875
15	8.875%, 4/1/16	15,750
	Perry Ellis International, Inc., Sr. Sub. Notes
255	8.875%, 9/15/13	261,694

		$435,319

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
87	9.50%, 8/1/14(8)	$90,915
90	11.75%, 8/1/16	96,975

		$187,890

Containers and Glass Products — 0.2%
	Berry Plastics Corp., Sr. Notes, Variable Rate
500	5.001%, 2/15/15	$480,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	150,500

		$630,500

Cosmetics/Toiletries — 0.1%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$220,550
	Revlon Consumer Products Corp.
165	9.75%, 11/15/15(8)	171,188

		$391,738

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	$253,575

		$253,575

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
55	9.25%, 6/1/16	$58,300
	NXP BV/NXP Funding, LLC, Variable Rate
425	3.001%, 10/15/13	400,031

		$458,331

Equipment Leasing — 0.0%
	Hertz Corp.
50	8.875%, 1/1/14	$51,625
45	10.50%, 1/1/16	48,544

		$100,169

Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
160	8.00%, 12/15/16	$168,798

		$168,798

Food Products — 0.6%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
290	11.50%, 11/1/11	$292,900
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	1,120,000

		$1,412,900

Principal
Amount*
(000’s omitted)	Security	Value
Food Service — 0.1%
	El Pollo Loco, Inc.
85	11.75%, 11/15/13	$76,075
	NPC International, Inc., Sr. Sub. Notes
135	9.50%, 5/1/14	135,000

		$211,075

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
365	5.75%, 3/15/14(2)	$347,206
	General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	215,250

		$562,456

Forest Products — 0.4%
	NewPage Corp., Sr. Notes
955	11.375%, 12/31/14(8)	$955,000
	Verso Paper Holdings, LLC/Verso Paper, Inc.
120	11.375%, 8/1/16	105,300

		$1,060,300

Health Care — 0.7%
	Accellent, Inc.
150	10.50%, 12/1/13	$153,000
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	179,456
	Biomet, Inc.
335	11.625%, 10/15/17	376,875
	DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	103,669
	HCA, Inc.
65	9.25%, 11/15/16	69,266
	MultiPlan, Inc., Sr. Sub. Notes
260	10.375%, 4/15/16(8)	269,100
	National Mentor Holdings, Inc.
155	11.25%, 7/1/14	155,387
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	106,050
	US Oncology, Inc.
290	10.75%, 8/15/14	303,050

		$1,715,853

Industrial Equipment — 0.5%
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$105,525
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(8)	80,800
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,112,500

		$1,298,825

Insurance — 0.1%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15(8)	$57,200
	Hub International Holdings, Inc., Sr. Notes
70	9.00%, 12/15/14(8)	68,250
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	4.125%, 11/15/14(8)	42,875

		$168,325

Principal
Amount*
(000’s omitted)	Security	Value
Leisure Goods/Activities/Movies — 0.7%
	AMC Entertainment, Inc.
350	11.00%, 2/1/16	$377,562
	AMC Entertainment, Inc., Sr. Notes
60	8.75%, 6/1/19	63,300
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 12/31/49(4)(6)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 12/31/49(4)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
275	12.00%, 8/15/14	231,688
	MU Finance PLC, Sr. Notes
1,000	8.375%, 2/1/17(8)	991,250
	Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	50,875
20	6.875%, 12/1/13	20,300
10	7.25%, 6/15/16	9,925
20	7.25%, 3/15/18	19,900

		$1,764,800

Lodging and Casinos — 0.8%
	Buffalo Thunder Development Authority
265	9.375%, 12/15/49(6)(8)	$36,438
	CCM Merger, Inc.
80	8.00%, 8/1/13(8)	70,000
	Chukchansi EDA, Sr. Notes, Variable Rate
150	4.024%, 11/15/12(8)	117,750
	Eldorado Casino Shreveport
44	10.00%, 8/1/12(2)(4)	38,763
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/49(6)(8)	4,144
	Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(6)(8)	5,700
	Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/49(6)	130,950
	Majestic HoldCo, LLC
75	12.50%, 10/15/11(6)(8)	375
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	78,837
120	7.125%, 8/15/14	93,600
115	6.875%, 2/15/15	87,687
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	960,000
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
35	7.50%, 6/15/15	30,450
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(8)	59,080
	San Pasqual Casino
55	8.00%, 9/15/13(8)	52,525
	Seminole Hard Rock Entertainment, Variable Rate
95	2.757%, 3/15/14(8)	85,025
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(8)	157,575
	Waterford Gaming, LLC, Sr. Notes
138	8.625%, 9/15/14(4)(8)	110,152

		$2,119,051

Principal
Amount*
(000’s omitted)	Security	Value
Nonferrous Metals/Minerals — 0.5%
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
330	8.50%, 12/15/19(8)	$339,900
	FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(8)	410,912
	Teck Resources, Ltd., Sr. Notes
330	10.75%, 5/15/19	405,900

		$1,156,712

Oil and Gas — 0.3%
	Compton Pet Finance Corp.
195	7.625%, 12/1/13	$165,994
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,750
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	141,137
	Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	155,925
	OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	47,000
95	8.25%, 12/15/14	89,775
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	69,225
	Petroplus Finance, Ltd.
85	7.00%, 5/1/17(8)	73,525
	Quicksilver Resources, Inc.
60	7.125%, 4/1/16	57,300
	SemGroup Corp.
290	8.75%, 11/15/49(4)(8)	0
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	29,550

		$860,181

Publishing — 0.8%
	Laureate Education, Inc.
1,045	10.00%, 8/15/15(8)	$1,073,737
573	10.25%, 8/15/15(2)(8)	589,752
	Local Insight Regatta Holdings, Inc.
30	11.00%, 12/1/17	21,675
	Nielsen Finance, LLC
250	10.00%, 8/1/14	263,125
	Nielsen Finance, LLC
40	12.50%, (0.00% until 8/1/11), 8/1/16	38,200
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
245	9.00%, 2/15/17(4)(6)	25

		$1,986,514

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$96,000
	Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	159,262
100	7.375%, 6/1/14	101,250
105	8.00%, 6/1/15	109,594

		$466,106

Retailers (Except Food and Drug) — 1.2%
	Neiman Marcus Group, Inc.
765	9.00%, 10/15/15	$783,757
145	10.375%, 10/15/15	150,438

Principal
Amount*
(000’s omitted)	Security	Value
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	$708,225
235	10.50%, 11/15/16	257,325
	Toys “R” Us
1,000	10.75%, 7/15/17(8)	1,120,000
	Yankee Acquisition Corp., Series B
20	8.50%, 2/15/15	20,700

		$3,040,445

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(6)	$60,000

		$60,000

Surface Transport — 0.0%
	CEVA Group PLC, Sr. Notes
95	11.50%, 4/1/18(8)	$99,038

		$99,038

Telecommunications — 0.8%
	Digicel Group, Ltd., Sr. Notes
312	9.125%, 1/15/15(8)	$311,220
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	978,750
	NII Capital Corp.
330	10.00%, 8/15/16(8)	363,000
	Qwest Corp., Sr. Notes, Variable Rate
475	3.507%, 6/15/13	481,531

		$2,134,501

Utilities — 0.1%
	AES Corp., Sr. Notes
8	8.75%, 5/15/13(8)	$8,160
	NGC Corp.
205	7.625%, 10/15/26	132,225
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,400

		$149,785

Total Corporate Bonds & Notes (identified cost $30,123,028)		$29,226,271

Asset-Backed Securities — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
$372	Alzette European CLO SA, Series 2004-1A, Class E2, 6.757%, 12/15/20(10)	$44,609
295	Avalon Capital Ltd. 3, Series 1A, Class D, 2.202%, 2/24/19(8)(10)	192,290
376	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(8)(10)	245,748
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(8)(10)	149,500
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(8)(10)	269,450
492	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(10)	333,450
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.001%, 7/17/19(10)	291,350
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.034%, 3/25/20(8)(10)	534,800
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 1.999%, 4/25/21(8)(10)	556,400

Total Asset-Backed Securities (identified cost $5,002,802)		$2,617,597

Common Stocks — 1.3%

Shares	Security	Value
Aerospace and Defense — 0.1%
6,741	ACTS Aero Technical Support & Service, Inc.(11)	$111,234

		$111,234

Automotive — 0.1%
10,159	Dayco Products, LLC(11)	$314,929
8,949	Hayes Lemmerz International, Inc.(4)(11)	42,866

		$357,795

Building and Development — 0.1%
131	Panolam Holdings Co.(4)(11)	$71,984
26,154	Sanitec Europe Oy B Units(4)(11)	80,541
25,787	Sanitec Europe Oy E Units(4)(11)	0
277	United Subcontractors, Inc.(4)(11)	17,975

		$170,500

Chemicals and Plastics — 0.0%
175	Wellman Holdings, Inc.(4)(11)	$52,078

		$52,078

Food Service — 0.0%
12,234	Buffets, Inc.(11)	$67,287

		$67,287

Lodging and Casinos — 0.2%
289	Shreveport Gaming Holdings, Inc.(4)	$5,202
25,430	Tropicana Entertainment, Inc.(11)	406,880

		$412,082

Nonferrous Metals/Minerals — 0.0%
468	Euramax International, Inc.(4)(11)	$49,242

		$49,242

Oil and Gas — 0.0%
750	SemGroup Corp.(11)	$21,637

		$21,637

Publishing — 0.8%
934	Dex One Corp.(11)	$26,077
2,155	Ion Media Networks, Inc.(4)(11)	616,071
5,771	MediaNews Group, Inc.(11)	92,339
45,939	Reader’s Digest Association, Inc. (The)(11)	1,263,323
3,353	SuperMedia, Inc.(11)	137,138

		$2,134,948

Total Common Stocks (identified cost $2,740,408)		$3,376,803

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
Wireless Telecommunication Services — 0.1%
1,783	Crown Castle International Corp.(2)	$105,977

Total Convertible Preferred Stocks (identified cost $82,483)		$105,977

Rights — 0.0%

Shares	Security	Value
Closed-End Investment Companies — 0.0%
55	PIMCO Floating Rate Income Fund, Expires 4/23/10(11)	$19
647	PIMCO Floating Rate Strategy Fund, Expires 4/23/10(11)	200

Total Rights (identified cost $0)		$219

Warrants — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
789	SemGroup Corp., Expires 11/30/14(4)(11)	$6,904

Total Warrants (identified cost $8)		$6,904

Closed-End Investment Companies — 2.5%

Shares	Security	Value
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$269,909
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	138,613
8,345	BlackRock Global Floating Rate Income Trust	128,430
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	15,145
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	2,639,843
296,293	ING Prime Rate Trust	1,860,720
5,140	LMP Corporate Loan Fund, Inc.	58,082
23,301	Nuveen Floating Rate Income Fund	278,447
3,401	Nuveen Floating Rate Income Opportunity Fund	41,424
11,375	Nuveen Senior Income Fund	90,318
55	PIMCO Floating Rate Income Fund	625
647	PIMCO Floating Rate Strategy Fund	6,231
117	Pioneer Floating Rate Trust	1,426
136,255	Van Kampen Senior Income Trust	694,900

Total Closed-End Investment Companies (identified cost $7,439,831)		$6,224,113

Miscellaneous — 0.0%

Shares	Security	Value
Business Equipment and Services — 0.0%
20,000	NCS Acquisition Corp., Escrow Certificate(11)	$3,284

		$3,284

Cable and Satellite Television — 0.0%
261,268	Adelphia Recovery Trust(11)	9,308
270,000	Adelphia, Inc., Escrow Certificate(11)	4,725

		$14,033

Oil and Gas — 0.0%
55,000	VeraSun Energy Corp., Escrow Certificate(4)(11)	$0

		$0

Total Miscellaneous (identified cost $260,657)		$17,317

Short-Term Investments — 8.8%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$19,017	Eaton Vance Cash Reserves Fund, LLC, 0.17%(12)	$19,016,802
3,377	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	3,377,303

Total Short-Term Investments (identified cost $22,394,105)		$22,394,105

Total Investments — 158.9% (identified cost $420,255,437)		$403,709,617

Less Unfunded Loan Commitments — 0.0%		$(9,101)

Net Investments — 158.9% (identified cost $420,246,336)		$403,700,516

Other Assets, Less Liabilities — (15.6)%		$(39,568,478)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.3)%		$(110,001,740)

Net Assets Applicable to Common Shares — 100.0%		$254,130,298

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)		This Senior Loan will settle after March 31, 2010, at which time the interest rate will be determined.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Defaulted matured security.

(6)		Currently the issuer is in default with respect to interest payments.

(7)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $15,870,810 or 6.2% of the Trust’s net assets.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2010.

(11)		Non-income producing security.

(12)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $3,089 and $0, respectively.

A summary of financial instruments outstanding at March 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
4/30/10	British Pound Sterling 8,028,496	United States Dollar 12,086,419	$(95,017)
4/30/10	Euro 13,284,124	United States Dollar 17,795,944	(146,690)

			$(241,707)

At March 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $241,707.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$420,421,956

Gross unrealized appreciation	$7,274,644
Gross unrealized depreciation	(23,996,084)

Net unrealized depreciation	$(16,721,440)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (less Unfunded Loan Commitments)	$—	$339,354,746	$376,464	$339,731,210
Corporate Bonds & Notes	—	28,991,108	235,163	29,226,271
Asset-Backed Securities	—	2,617,597	—	2,617,597
Common Stocks	184,852	2,255,992	935,959	3,376,803
Convertible Preferred Stocks	—	105,977	—	105,977
Rights	219	—	—	219
Warrants	—	—	6,904	6,904
Closed-End Investment Companies	6,224,113	—	—	6,224,113
Miscellaneous	—	17,317	0	17,317
Short-Term Investments	—	22,394,105	—	22,394,105

Total Investments	$6,409,184	$395,736,842	$1,554,490	$403,700,516

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(241,707)	$—	$(241,707)

Total	$—	$(241,707)	$—	$(241,707)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in
	Investments in		Common Stocks,
	Senior	Investments in	Preferred Stocks,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of June 30, 2009	$517,836	$51,100	$47,677	$616,613
Realized gains (losses)	(652,892)	568	(15,000)	(667,324)
Change in net unrealized appreciation (depreciation)	643,546	16,795	108,393	768,734
Net purchases (sales)	(140,692)	(7,330)	801,793	653,771
Accrued discount (premium)	5,516	2,839	—	8,355
Net transfers to (from) Level 3	3,150	171,191	—	174,341

Balance as of March 31, 2010	$376,464	$235,163	$942,863	$1,554,490

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2010	$29,020	$16,795	$93,394	$139,209

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page Scott H. Page
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010